Balance Sheets (Parenthetical) - Just Right Products, Inc. [Member] - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	510,000	510,000
Common stock, shares outstanding	510,000	510,000